SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Minimum [Member] Machinery [Member]	Dec. 31, 2012 Minimum [Member] Machinery [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Maximum [Member] Machinery [Member]	Dec. 31, 2012 Maximum [Member] Machinery [Member]
Accounting Policies [Line Items]
Life in Years				5 years	5 years	5 years	5 years	7 years	7 years	7 years	7 years
Machinery	$ 16,500	$ 16,500
Subtotal	16,500	16,500
Less Accumulated Depreciation	(825)
Net Book Value	$ 15,675	$ 16,500